Note 4 - Other Investments - Securities Classified as Available-for-Sale that have been in a Continuous Unrealized Loss Position in Yen (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Available-for-sale-Unrealized Losses Less than 12 Months	¥ 5	¥ 79,267
Available-for-sale-Fair Value 12 Months or More	3,398	7,587
Available-for-sale-Unrealized Losses 12 Months or More	370	2,977
Available-for-sale-Fair Value	4,214	1,002,245
Available-for-sale-Unrealized Losses	375	82,244
Available-for-sale-Fair Value Less than 12 Months	¥ 816	¥ 994,658